SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Additional Financial Information by Reportable Segment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers	$ 1,772.9	$ 1,761.4	$ 1,795.7	$ 1,740.1	$ 1,768.7	$ 1,759.7	$ 1,854.2	$ 1,776.4	$ 7,070.1	$ 7,159.0	$ 6,613.8
Interest expense									(75.8)	(58.5)	(63.0)
Other non-operating expense, net									(445.2)	(104.8)	(18.0)
Income before taxes									249.5	554.8	589.5
Capital expenditures									225.1	227.9	193.8
Depreciation and amortization expense									179.0	181.0	178.7
Other expense (income), net	$ 31.5	$ 6.7	$ 7.5	$ 7.5	$ 3.0	$ (3.0)	$ 57.1	$ 12.8	53.2	69.9	36.5
Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									109.6	92.2	75.0
Label and Graphic Materials
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									4,745.9	4,851.1	4,511.7
Label and Graphic Materials | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									601.5	568.2	577.4
Capital expenditures									137.8	151.5	125.5
Depreciation and amortization expense									100.2	104.7	102.3
Other expense (income), net									28.3	61.8	14.5
Label and Graphic Materials | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									80.2	78.7	64.1
Retail Branding and Information Solutions | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									196.6	170.4	126.7
Capital expenditures									63.1	57.1	48.8
Depreciation and amortization expense									52.6	49.0	56.4
Other expense (income), net									9.9	11.4	18.1
Retail Branding and Information Solutions | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									20.6	4.7	3.2
Industrial and Healthcare Materials
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									673.9	694.7	590.9
Industrial and Healthcare Materials | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									60.0	62.9	52.6
Capital expenditures									24.2	19.3	19.5
Depreciation and amortization expense									26.2	27.3	20.0
Other expense (income), net									9.4	(1.0)	3.7
Industrial and Healthcare Materials | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									8.8	8.8	7.7
Corporate
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									(87.6)	(83.4)	(86.2)
Other expense (income), net									$ 5.6	$ (2.3)	$ 0.2